Cover	Nov. 09, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	UPLAND SOFTWARE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36720
Entity Tax Identification Number	27-2992077
Entity Address, Address Line One	900 S. Capital of Texas Highway,
Entity Address, Address Line Two	Las Cimas IV, Suite 300
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78746
City Area Code	512
Local Phone Number	960-1010
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001505155
Amendment Flag	false
Common Stock, par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	UPLD
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true